UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  October 13, 2007 to November 13, 2007

  Commission File Number of issuing entity: 333-140804-05

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-140804

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  CIBC Inc.
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2200914
  54-2200915
  54-6760577

  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                   21045
  (Address of principal executive offices of the issuing entity) (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                               Registered/reporting pursuant to (check one)

  Title of                  Section    Section     Section    Name of Exchange
  Class                      12(b)      12(g)       15(d)     (If Section 12(b))

  A-1                        ______     ______     ___X___     ___________
  A-2                        ______     ______     ___X___     ___________
  A-3                        ______     ______     ___X___     ___________
  A-4                        ______     ______     ___X___     ___________
  A-SB                       ______     ______     ___X___     ___________
  A-1A                       ______     ______     ___X___     ___________
  A-M                        ______     ______     ___X___     ___________
  A-MFL                      ______     ______     ___X___     ___________
  A-J                        ______     ______     ___X___     ___________
  X-2                        ______     ______     ___X___     ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____

  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information

  On November 13, 2007 a distribution was made to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.


  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Centro New-Plan Pool I mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Pooling and Servicing Agreement for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC20. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $21,711,212.15 as of the end of the third quarter, September 30, 2007. The Depositor is not including NOI for the six-months ended June 30, 2007. The borrowers did not own the mortgaged properties during such six-month interim period, as the mortgaged properties were acquired by affiliates of the borrowers on April 20, 2007. The Depositor and its affiliates are not affiliated with the borrowers. The Depositor has requested the June 30, 2007 NOI from the borrowers and the borrowers have informed the Depositor that such interim NOI was not provided to them in connection with the acquisition of the mortgaged properties and therefore such interim NOI is not in the possession of the borrowers.


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

        (99.1) Monthly report distributed to holders of J.P. Morgan Chase
               Commercial Mortgage Securities Trust 2007-CIBC20, relating to the November 13, 2007 distribution.


     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)


  /s/ Bianca Russo
  Bianca Russo, Vice President/Secretary

  Date: November 19, 2007

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust
                  2007-CIBC20, relating to the November 13, 2007 distribution.